UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Silverback Asset Management, LLC

Address:  1414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517


13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elliot Bossen
Title:   Managing Member
Phone:   (919) 969-9300


Signature, Place and Date of Signing:

 /s/ Elliot Bossen      Chapel Hill, North Carolina      August 16, 2010
---------------------  -----------------------------     -----------------
     [Signature]            [City, State]                       [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total: $559,910
                                        (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13-F File Number  Name
---  ---------------------  -------------------------

1    028-12814              Investcorp Silverback Arbitrage Master Fund, Limited

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2010

NAME OF ISSUER                TITLE OF CLASS   CUSIP NO. MKT VALUE  SHARES/    SH/ Put/ Investment      OTHR     Voting Authority
                                                         (x1000)    PRN AMOUNT PRN Call Discretion      MGRS    Sole    Shared  None

ALBANY INTL CORP              NOTE 2.250% 3/1  012348AC2 10,766     12,392,000 PRN      Shared-Defined   1    12,392,000
AMBASSADORS INTL INC          NOTE 3.750% 4/1  023178AA4  6,646     10,850,000 PRN      Shared-Defined  None  10,850,000
AMERICREDIT CORP              NOTE 2.125% 9/1  03060RAR2  3,454      4,000,000 PRN      Shared-Defined   1     4,000,000
ARVINMERITOR INC              FRNT 4.625% 3/0  043353AF8 23,251     25,629,000 PRN      Shared-Defined   1    25,629,000
CAL DIVE INTL INC             NOTE 3.250%12/1  127914AB5  5,015      5,781,000 PRN      Shared-Defined   1     5,781,000
CARRIZO OIL & CO INC          NOTE 4.375% 6/0  144577AA1  4,291      5,000,000 PRN      Shared-Defined   1     5,000,000
CELL THERAPEUTICS INC         NOTE 7.500% 4/3  150934AK3  1,000      1,250,000 PRN      Shared-Defined   1     1,250,000
CHENIERE ENERGY INC           NOTE 2.250% 8/0  16411RAE9 31,577     52,500,000 PRN      Shared-Defined   1    52,500,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1  165167CA3  5,834      7,500,000 PRN      Shared-Defined   1     7,500,000
CIENA CORP                    NOTE 0.875% 6/1  171779AE1 12,054     19,500,000 PRN      Shared-Defined   1    19,500,000
CITIGROUP INC                 UNIT 99/99/9999  172967416  5,645         50,000 SH       Shared-Defined   1        50,000
CMS ENERGY CORP               NOTE 3.375% 7/1  125896AY6 31,754     21,000,000 PRN      Shared-Defined   1    21,000,000
COVANTA HLDG CORP             DBCV 1.000% 2/0  22282EAA0  6,526      7,000,000 PRN      Shared-Defined   1     7,000,000
DRYSHIPS INC.                 NOTE 5.000%12/0  262498AB4 22,690     30,500,000 PRN      Shared-Defined   1    30,500,000
FLOTEK INDS INC DEL           NOTE 5.250% 2/1  343389AA0  4,635      7,218,000 PRN      Shared-Defined   1     7,218,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875%11/1  369300AD0 11,339     13,000,000 PRN      Shared-Defined   1    13,000,000
GLOBAL CROSSING LTD           NOTE 5.000% 5/1  37932JAA1 14,311     14,375,000 PRN      Shared-Defined   1    14,375,000
GLOBAL INDS LTD               DBCV 2.750% 8/0  379336AE0  4,141      7,000,000 PRN      Shared-Defined   1     7,000,000
GOODRICH PETE CORP            NOTE 5.000%10/0  382410AC2  6,726      8,500,000 PRN      Shared-Defined   1     8,500,000
GREENBRIER COS INC            NOTE 2.375% 5/1  393657AD3  9,163     10,896,000 PRN      Shared-Defined   1    10,896,000
HERCULES OFFSHORE INC         NOTE 3.375% 6/0  427093AD1  9,902     13,850,000 PRN      Shared-Defined   1    13,850,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9  2,548      3,000,000 PRN      Shared-Defined   1     3,000,000
HORIZON LINES INC             NOTE 4.250% 8/1  44044KAB7  7,669      9,118,000 PRN      Shared-Defined   1     9,118,000
INTERNATIONAL COAL GRP INC N  NOTE 9.000% 8/0  45928HAD8  4,711      4,200,000 PRN      Shared-Defined   1     4,200,000
INTERNATIONAL COAL GRP INC N  NOTE 4.000% 4/0  45928HAG1  6,786      7,500,000 PRN      Shared-Defined   1     7,500,000
INVERNESS MED INNOVATIONS IN  PFD CONV SER B   46126P304 15,783         80,388 SH       Shared-Defined   1        80,388
JAZZ TECHNOLOGIES INC         NOTE 8.000%12/3  47214EAA0  7,885      8,150,000 PRN      Shared-Defined   1     8,150,000
KULICKE & SOFFA INDS INC      NOTE 0.875% 6/0  501242AT8  7,423      8,000,000 PRN      Shared-Defined   1     8,000,000
L-3 COMMUNICATIONS CORP       DEBT 3.000% 8/0  502413AW7 17,539     17,500,000 PRN      Shared-Defined   1    17,500,000
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1  52729NBK5  7,613      8,500,000 PRN      Shared-Defined   1     8,500,000
LIVE NATION ENTERTAINMENT IN  NOTE 2.875% 7/1  538034AB5 11,980     14,500,000 PRN      Shared-Defined   1    14,500,000
MANNKIND CORP                 NOTE 3.750%12/1  56400PAA0  4,423      7,650,000 PRN      Shared-Defined   1     7,650,000
MAXTOR CORP                   NOTE 2.375% 8/1  577729AE6 12,617     12,500,000 PRN      Shared-Defined   1    12,500,000
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0  58470KAA2 15,738     15,850,000 PRN      Shared-Defined   1    15,850,000
MEDTRONIC INC                 NOTE 1.500% 4/1  585055AL0  9,967     10,000,000 PRN      Shared-Defined   1    10,000,000
MENTOR GRAPHICS CORP          SDCV 6.250% 3/0  587200AF3    493        500,000 PRN      Shared-Defined   1       500,000
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0  595112AH6 28,716     32,500,000 PRN      Shared-Defined   1    32,500,000
MYLAN INC                     COM              628530107  1,149         67,425 SH       Shared-Defined   1        67,425
NOVAMED INC DEL               NOTE 1.000% 6/1  66986WAA6  7,024      8,500,000 PRN      Shared-Defined   1     8,500,000
ON SEMICONDUCTOR CORP         NOTE 4/1         682189AE5  6,114      6,500,000 PRN      Shared-Defined   1     6,500,000
POWERWAVE TECHNOLOGIES INC    NOTE 1.875%11/1  739363AG4  6,233      6,000,000 PRN      Shared-Defined   1     6,000,000
QWEST COMMUNICATIONS INTL IN  NOTE 3.500%11/1  749121BY4 11,064     10,000,000 PRN      Shared-Defined   1    10,000,000
REINSURANCE GROUP AMER INC    PFD TR INC EQ    759351307 18,579        313,924 SH       Shared-Defined   1       313,924
SESI L L C                    FRNT 1.500%12/1  78412FAH7 15,372     16,700,000 PRN      Shared-Defined   1    16,700,000
SONIC AUTOMOTIVE INC          NOTE 5.000%10/0  83545GAQ5  6,803      7,000,000 PRN      Shared-Defined   1     7,000,000
SOTHEBYS                      NOTE 3.125% 6/1  835898AC1  3,886      4,000,000 PRN      Shared-Defined   1     4,000,000
STILLWATER MNG CO             NOTE 1.875% 3/1  86074QAF9  1,253      1,400,000 PRN      Shared-Defined   1     1,400,000
SYMANTEC CORP                 NOTE 0.750% 6/1  871503AD0 19,358     19,500,000 PRN      Shared-Defined   1    19,500,000
SYNOVUS FINL CORP             UNIT 99/99/9999  87161C204  9,705        400,000 SH       Shared-Defined   1       400,000
TRICO MARINE SERVICES INC     DBCV 8.125% 2/0  896106AW1 18,979     38,932,000 PRN      Shared-Defined   1    38,932,000
USEC INC                      NOTE 3.000%10/0  90333EAC2 18,666     25,817,000 PRN      Shared-Defined   1    25,817,000
VALEANT PHARMACEUTICALS INTL  NOTE 4.000%11/1  91911XAD6    843        500,000 PRN      Shared-Defined   1       500,000
VIRGIN MEDIA INC              NOTE 6.500%11/1  92769LAB7 11,661     10,000,000 PRN      Shared-Defined   1    10,000,000
WESTERN REFNG INC             NOTE 5.750% 6/1  959319AC8 10,610     14,000,000 PRN      Shared-Defined   1    14,000,000




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